Rialto Investment Segment (Tables) - Rialto Investments [Member]	12 Months Ended
Nov. 30, 2014
Segment Reporting Information [Line Items]
Assets And Liabilities Related To Rialto Segment
The assets and liabilities related to the Rialto segment were as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$303,889	201,496
Restricted cash	46,975	2,593
Receivables, net (1)	153,773	111,833
Loans receivable, net	130,105	278,392
Loans held-for-sale (2)	113,596	44,228
Real estate owned - held-for-sale	190,535	197,851
Real estate owned - held-and-used, net	255,795	428,989
Investments in unconsolidated entities	175,700	154,573
Investments held-to-maturity	17,290	16,070
Other	70,494	43,288
	$1,458,152	1,479,313
Liabilities:
Notes payable and other debts payable (3)	$623,246	441,883
Other	123,798	55,125
	$747,044	497,008

(1)	Receivables, net primarily related to loans sold but not settled as of November 30, 2014 and 2013.

(2)	Loans held-for-sale related to unsold loans originated by RMF carried at fair value.

(3)
Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.

Operating Earnings Related To Rialto Segment
Rialto’s operating earnings were as follows:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$230,521	138,060	138,856
Costs and expenses (1)	249,114	151,072	138,990
Rialto equity in earnings from unconsolidated entities	59,277	22,353	41,483
Rialto other income (expense), net	3,395	16,787	(29,780)
Operating earnings (2)	$44,079	26,128	11,569

(1)
Costs and expenses for the years ended November 30, 2014, 2013 and 2012 included loan impairments of $57.1 million, $16.1 million and $28.0 million, respectively, primarily associated with the segment's FDIC loans portfolio (before noncontrolling interests).

(2)
Operating earnings for the years ended November 30, 2014, 2013 and 2012 included net earnings (loss) attributable to noncontrolling interests of ($22.5) million, $6.2 million and ($14.4) million, respectively.

Other Income and Other Expense Disclosure
The following is a detail of Rialto other income (expense), net for the periods indicated:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Realized gains on REO sales, net	$43,671	48,785	21,649
Unrealized losses on transfer of loans receivable to REO and impairments, net	(26,107)	(16,517)	(11,160)
REO and other expenses	(58,067)	(44,282)	(56,745)
Rental and other income	43,898	20,269	16,476
Gain on bargain purchase acquisition	—	8,532	—
Rialto other income (expense), net	$3,395	16,787	(29,780)

Loans Receivable By Aggregate Collateral Type
The following table displays the loans receivable, net by aggregate collateral type:

	November 30,
(In thousands)	2014	2013
Land	$89,603	166,950
Single family homes	20,402	59,647
Commercial properties	7,286	38,060
Other	12,814	13,735
Loans receivable, net	$130,105	278,392

Outstanding Balance And Carrying Value Of Loans	The outstanding balance and carrying value of loans accounted for under ASC 310-30 were as follows:

	November 30,
(In thousands)	2014	2013
Outstanding principal balance	$—	586,901
Carrying value	$—	270,075

Accretable Yield For The FDIC Portfolios And Bank Portfolios
The activity in the accretable yield for the FDIC Portfolios and Bank Portfolios for the years ended November 30, 2014 and 2013 was as follows:

	November 30,
(In thousands)	2014	2013
Accretable yield, beginning of year	$73,144	112,899
Additions	8,988	70,077
Deletions	(54,482)	(60,582)
Accretions	(27,650)	(49,250)
Accretable yield, end of year	$—	73,144

Nonaccrual Loans
The following tables represents nonaccrual loans in the FDIC Portfolios and Bank Portfolios accounted for under ASC 310-10 aggregated by collateral type:
November 30, 2014

		Recorded Investment
(In thousands)	Unpaid Principal Balance	With Allowance	Without Allowance	Total Recorded Investment
Land	$228,245	85,912	3,691	89,603
Single family homes	66,183	18,096	2,306	20,402
Commercial properties	34,048	3,368	3,918	7,286
Other	64,284	5	12,809	12,814
Loans receivable	$392,760	107,381	22,724	130,105
November 30, 2013

		Recorded Investment
(In thousands)	Unpaid Principal Balance	With Allowance	Without Allowance	Total Recorded Investment
Land	$6,791	249	2,304	2,553
Single family homes	15,125	519	4,119	4,638
Commercial properties	3,400	498	628	1,126
Loans receivable	$25,316	1,266	7,051	8,317

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The activity in the Company's allowance rollforward related to accrual loans was as follows:

	November 30,
(In thousands)	2014	2013
Allowance on accrual loans, beginning of year	$18,952	12,178
Provision for loan losses	44,577	14,241
Reclassification to nonaccrual (1)	(53,265)	—
Charge-offs	(10,264)	(7,467)
Allowance on accrual loans, end of year	$—	18,952

(1)
During the fourth quarter of 2014, the Company changed from recording accretable yield income on a loan pool basis to recording income on a cost recovery basis per loan as expected cash flows on the remaining loan portfolios could no longer be reasonably estimated. At November 30, 2014, these loans were classified as nonaccrual loans.

Nonaccrual — Loans in which forecasted principal and interest could not be reasonably estimated at the date of acquisition or subsequently. Although the Company believes the recorded investment balance will ultimately be realized, the risk of nonaccrual loans relates to a decline in the value of the collateral securing the outstanding obligation and the recognition of an impairment through an allowance for loan losses if the recorded investment in the loan exceeds the fair value of the collateral less estimated cost to sell. The activity in the Company's allowance rollforward related to nonaccrual loans was as follows:

	November 30,
(In thousands)	2014	2013
Allowance on nonaccrual loans, beginning of year	$1,213	3,722
Provision for loan losses	12,536	1,898
Reclassification from accrual (1)	53,265	—
Charge-offs	(8,688)	(4,407)
Allowance on nonaccrual loans, end of year	$58,326	1,213

Risk Categories
Accrual and nonaccrual loans receivable, net by risk categories were as follows:
November 30, 2014

(In thousands)	Accrual	Nonaccrual	Total
Land	$—	89,603	89,603
Single family homes	—	20,402	20,402
Commercial properties	—	7,286	7,286
Other	—	12,814	12,814
Loans receivable, net	$—	130,105	130,105
November 30, 2013

(In thousands)	Accrual	Nonaccrual	Total
Land	$164,397	2,553	166,950
Single family homes	55,009	4,638	59,647
Commercial properties	36,934	1,126	38,060
Other	13,735	—	13,735
Loans receivable	$270,075	8,317	278,392

Changes In Real Estate Owned
The following tables present the activity in REO:

	November 30,
(In thousands)	2014	2013
REO - held-for-sale, beginning of year	$197,851	134,161
Additions	—	15,985
Improvements	8,176	5,791
Sales	(226,027)	(190,430)
Impairments and unrealized losses	(9,441)	(5,573)
Transfers to/from held-and-used, net (1)	219,976	247,397
Transfers to Lennar Homebuilding	—	(9,480)
REO - held-for-sale, end of year	$190,535	197,851

	November 30,
(In thousands)	2014	2013
REO - held-and-used, net, beginning of year	$428,989	601,022
Additions	55,407	86,262
Improvements	6,102	3,616
Impairments	(11,501)	(10,517)
Depreciation	(3,226)	(3,997)
Transfers to held-for-sale (1)	(219,976)	(247,397)
REO - held-and-used, net, end of year	$255,795	428,989

(1)
During the years ended November 30, 2014 and 2013, the Rialto segment transferred certain properties to/from REO held-and-used, net to REO held-for-sale as a result of changes made in the disposition strategy of the real estate assets.

Private Equity Funds Related to Rialto segment
The following table reflects Rialto's investments in funds that invest in and manage real estate related assets and other investments:

					November 30, 2014	November 30, 2014	November 30, 2013
(Dollars in thousands)	Inception Year	Equity Commitments	Equity Commitments Called	Commitment to fund by the Company	Funds contributed by the Company	Investment
Rialto Real Estate Fund, LP	2010	$700,006	$700,006	$75,000	$75,000	$71,831	75,729
Rialto Real Estate Fund II, LP	2012	1,305,000	760,058	100,000	58,242	67,652	53,103
Rialto Mezzanine Partners Fund	2013	251,100	188,600	27,299	20,504	20,226	16,724
Other investments						15,991	9,017
						$175,700	154,573

Equity in Earnings (Loss) on Investments Related to Rialto Segment [Table Text Block]
Rialto's share of earnings from unconsolidated entities was as follows:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Rialto Real Estate Fund, LP	$30,612	19,391	21,026
Rialto Real Estate Fund II, LP	15,929	2,523	—
Rialto Mezzanine Partners Fund	1,913	354	—
Other investments	10,823	85	20,457
Rialto equity in earnings from unconsolidated entities	$59,277	22,353	41,483

Condensed Financial Information By Equity Method Investment
Summarized condensed financial information on a combined 100% basis related to Rialto’s investments in unconsolidated entities that are accounted for by the equity method was as follows:
Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$141,609	332,968
Loans receivable	512,034	523,249
Real estate owned	378,702	285,565
Investment securities	795,306	381,555
Investments in partnerships	311,037	149,350
Other assets	45,451	191,624
	$2,184,139	1,864,311
Liabilities and equity:
Accounts payable and other liabilities	$20,573	108,514
Notes payable	395,654	398,445
Partner loans	—	163,940
Equity	1,767,912	1,193,412
	$2,184,139	1,864,311

Condensed Financial Information By Equity Method Investment, Statements Of Operations
Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$150,452	251,533	414,027
Costs and expenses	95,629	252,563	243,483
Other income, net (1)	479,929	187,446	713,710
Net earnings of unconsolidated entities	$534,752	186,416	884,254
Rialto equity in earnings from unconsolidated entities	$59,277	22,353	41,483

(1)
Other income, net for the year ended November 30, 2014 included Fund I, Fund II, Mezzanine Fund and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2013 included Fund I, Fund II and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2012 included the AB PPIP Fund’s mark-to-market unrealized gains and losses, and realized gains from the sale of investments in the portfolio underlying the AB PPIP fund, all of which the Company's portion was a small percentage.